Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Information [Line Items]
Average number of employees	8,081	5,503	4,690
Production
Employee Information [Line Items]
Average number of employees	4,189	3,310	3,043
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	3,892	2,193	1,647